Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Sep. 25, 2017
JNL/MELLON CAPITAL UTILITIES SECTOR FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JNL/Mellon Capital Utilities Sector Fund Class A Class I
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The objective of the Fund is total return through capital appreciation and dividend income.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/01/2016 – 12/31/2016	25%

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same and the contractual expense limitation agreement is not renewed . Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI Utilities Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the utilities sector to the extent such industries are represented in the Index. The Index measures the performance of the utilities sector of the U.S. equity market. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term . Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. As of December 31, 2016, the market capitalization range of the Index was $364.33 million to $ 57.25 billion .

The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index.

Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”) and the Internal Revenue Code of 1986, as amended, may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests

		The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI Utilities Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the utilities sector to the extent such industries are represented in the Index. The Index measures the performance of the utilities sector of the U.S. equity market.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks of investing in the Fund include:
  Concentration risk –  The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
  Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities.  The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
  Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.
  Government regulatory risk – Certain industries or sectors, including, but not limited to, real estate, financial services, utilities, oil and natural gas exploration and production, and health care are subject to increased regulatory requirements.  There can be no guarantee that companies in which the Fund invests will meet all applicable regulatory requirements.  Certain companies could incur substantial fines and penalties for failing to meet government regulatory requirements.  These requirements may also result in additional compliance expenses and costs.  Such increased regulatory compliance costs could hurt a company’s performance.
  Index investing risk – A Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s/Underlying Fund’s shares, changes in the composition of the index, and the Fund’s/Underlying Fund’s expenses. Certain regulatory limitations, such as Fund diversification requirements or foreign regulatory ownership requirements, may limit the ability of a Fund to completely replicate an index.
  Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
  Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
  Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer.  Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
  Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.  In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
  Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer.  Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices which have investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Information for Class I shares is not shown because Class I shares commenced operations on September 25, 2017.

		The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices which have investment characteristics similar to those of the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Information for Class I shares is not shown because Class I shares commenced operations on September 25, 2017.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 3/31/2016): 15.01%; Worst Quarter (ended 6/30/2015): -6.47%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2016
JNL/MELLON CAPITAL UTILITIES SECTOR FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.23%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%	[2]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current fees.
1 year	rr_ExpenseExampleYear01	$ 70
3 years	rr_ExpenseExampleYear03	221
5 years	rr_ExpenseExampleYear05	384
10 years	rr_ExpenseExampleYear10	$ 859
2014	rr_AnnualReturn2014	26.20%
2015	rr_AnnualReturn2015	(5.41%)
2016	rr_AnnualReturn2016	16.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.47%)
1 year	rr_AverageAnnualReturnYear01	16.81%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2013
JNL/MELLON CAPITAL UTILITIES SECTOR FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.23%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.39%
Less Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[3]
Total Annual Fund Operating Expenses After Waiver/Reimbursement	rr_NetExpensesOverAssets	0.34%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 25, 2018
1 year	rr_ExpenseExampleYear01	$ 35
3 years	rr_ExpenseExampleYear03	120
5 years	rr_ExpenseExampleYear05	214
10 years	rr_ExpenseExampleYear10	$ 488
JNL/MELLON CAPITAL UTILITIES SECTOR FUND | MSCI USA IMI Utilities Index (Gross) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.67%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2013

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Expense information has been restated to reflect current fees.
[3]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.